Restatement (Unaudited)	9 Months Ended
Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement
Note 13 — Restatement (Unaudited)
During the preparation of the consolidated financial statements as of and for the year ended December 31, 2023, the Company identified prior period accounting errors in the Company’s previously reported unaudited interim consolidated financial statements beginning March 31, 2022 resulting from the incorrect (1) accounting for, and presentation of, NCI, (2) recognition of an organizational transaction in connection with the Company’s initial public offering, (3) presentation of earnings per share considering the effect of certain features of the Company’s warrants and the impact of correcting the accounting for, and presentation of, NCI, and (4) timing of the recording of the 2023 redemption of warrants. The Company’s management and the audit committee of the Company’s Board of Directors determined that these errors in the unaudited interim consolidated financial statements for the quarterly periods ended March 31, 2023, June 30, 2023 and September 30, 2023 required a restatement of these prior period financial statements.
In addition, certain prior year amounts have been revised in the consolidated statement of cash flows. These are shown in the following statements of cash flows as “Immaterial Revisions.”
The following tables present the restated quarterly unaudited interim financial statements as of March 31, 2023, June 30, 2023 and September 30, 2023, for the three-month period ended March 31, 2023, the three- and six-month periods ended June 30, 2023 and the three- and nine-month periods ended September 30, 2023.

(in thousands, except per share and share amounts)	March 31, 2023
	As Previously Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$6,719	$—	$6,719
Accounts receivable, net	19,050	—	19,050
Prepaid expenses and other current assets	1,038	—	1,038
Total current assets	26,807	—	26,807

Property, equipment, and software, net	665	—	665
Goodwill	6,520	—	6,520
Intangible assets, net	13,149	—	13,149
Deferred tax asset, net	5,240	—	5,240
Operating lease right-of-use assets	757	—	757
Other long-term assets	46	—	46
Total assets	$53,184	$—	$53,184

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$13,787	$—	$13,787
Accrued liabilities	4,674	(1,000)	3,674
Current portion of liability related to tax receivable agreement	41	—	41
Current maturities of long-term debt	819	—	819
Deferred revenues	949	—	949
Operating lease liabilities, current portion	70	—	70
Income taxes payable	183	—	183
Related party payables	1,448	—	1,448
Total current liabilities	21,971	(1,000)	20,971

Long-term debt, net of current portion and deferred financing cost	22,707	—	22,707
Economic Injury Disaster Loan	150	—	150
Liability related to tax receivable agreement, net of current portion	4,245	—	4,245
Operating lease liabilities, net of current portion	744	—	744
Total liabilities	49,817	(1,000)	48,817

(in thousands, except per share and share amounts)	March 31, 2023
	As Previously Reported	Restatement Adjustments	As Restated
COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY
Class A Common Stock, $0.001 par value per share, 160,000,000 shares authorized, 2,902,200 shares issued and outstanding as of March 31, 2023	3	—	3
Class B Common Stock, $0.001 par value per share, 20,000,000 shares authorized, 11,278,000 shares issued and outstanding as of March 31, 2023	11	—	11
Additional paid-in capital	8,330	(5,613)	2,717
Accumulated deficit	(4,977)	4,419	(558)
Noncontrolling interest	—	2,194	2,194
Total stockholders’ equity	3,367	1,000	4,367
Total liabilities and stockholders’ equity	$53,184	$—	$53,184

	June 30, 2023
(in thousands, except per share and share amounts)	As Previously Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$5,668	$—	$5,668
Accounts receivable, net	29,629	—	29,629
Prepaid expenses and other current assets	1,052	—	1,052
Total current assets	36,349	—	36,349

Property, equipment, and software, net	689	—	689
Goodwill	6,520	—	6,520
Intangible assets, net	12,661	—	12,661
Deferred tax asset, net	5,171	—	5,171
Operating lease right-of-use assets	714	—	714
Other long-term assets	47	—	47
Total assets	$62,151	$—	$62,151

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$23,358	$—	$23,358
Accrued liabilities	3,879	(1,000)	2,879
Liability related to tax receivable agreement, current portion	40	—	40
Current maturities of long-term debt	983	—	983
Deferred revenues	951	—	951
Operating lease liabilities, current portion	48	—	48
Income taxes payable	22	—	22
Related party payables	1,197	—	1,197
Total current liabilities	30,478	(1,000)	29,478

Long-term debt, net of current portion and deferred financing cost	22,515	—	22,515
Economic Injury Disaster Loan	150	—	150
Liability related to tax receivable agreement, net of current portion	4,246	—	4,246
Operating lease liabilities, net of current portion	742	—	742
Total liabilities	58,131	(1,000)	57,131

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY
Class A Common Stock, $0.001 par value per share, 160,000,000 shares authorized, 2,988,916 shares issued and outstanding as of June 30, 2023	3	—	3
Class B Common Stock, $0.001 par value per share, 20,000,000 shares authorized, 11,278,000 shares issued and outstanding as of June 30, 2023	11	—	11

	June 30, 2023
(in thousands, except per share and share amounts)	As Previously Reported	Restatement Adjustments	As Restated
Additional paid-in capital	8,540	(5,613)	2,927
Accumulated deficit	(4,534)	4,168	(366)
Noncontrolling interest	—	2,445	2,445
Total stockholders’ equity	4,020	1,000	5,020
Total liabilities and stockholders’ equity	$62,151	$—	$62,151

(in thousands, except per share and share amounts)	September 30, 2023
	As Previously Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$5,482	$—	$5,482
Accounts receivable, net	54,638	—	54,638
Prepaid expenses and other current assets	1,427	—	1,427
Total current assets	61,547	—	61,547

Property, equipment, and software, net	625	—	625
Goodwill	6,520	—	6,520
Intangible assets, net	12,172	—	12,172
Deferred tax asset, net	5,082	—	5,082
Operating lease right-of-use assets	675	—	675
Other long-term assets	127	—	127
Total assets	$86,748	$—	$86,748

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$45,021	$—	$45,021
Accrued liabilities	4,071	(1,000)	3,071
Liability related to tax receivable agreement, current portion	41	—	41
Current maturities of long-term debt	1,146	—	1,146
Deferred revenues	1,044	—	1,044
Operating lease liabilities, current portion	50	—	50
Income taxes payable	113	—	113
Warrant liability	—	3,540	3,540
Related party payables	1,428	—	1,428
Total current liabilities	52,914	2,540	55,454

Long-term debt, net of current portion and deferred financing cost	22,324	—	22,324
Economic Injury Disaster Loan	150	—	150
Liability related to tax receivable agreement, net of current portion	4,245	—	4,245
Operating lease liabilities, net of current portion	718	—	718
Total liabilities	80,351	2,540	82,891

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY
Class A Common Stock, $0.001 par value per share, 160,000,000 shares authorized, 2,991,792 shares issued and outstanding as of September 30, 2023	3	—	3

(in thousands, except per share and share amounts)	September 30, 2023
	As Previously Reported	Restatement Adjustments	As Restated
Class B Common Stock, $0.001 par value per share, 20,000,000 shares authorized, 11,278,000 shares issued and outstanding as of September 30, 2023	11	—	11
Additional paid-in capital	8,782	(9,153)	(371)
Retained earnings	(2,399)	2,604	205
Noncontrolling interest	—	4,009	4,009
Total stockholders’ equity	6,397	(2,540)	3,857
Total liabilities and stockholders’ equity	$86,748	$—	$86,748

(in thousands, except per share data)	For the Three Months Ended March 31,
	As Previously Reported	Restatement Adjustments	As Restated
Revenues
Buy-side advertising	$7,440	$—	$7,440
Sell-side advertising	13,783	—	13,783
Total revenues	21,223	—	21,223

Cost of revenues
Buy-side advertising	2,949	—	2,949
Sell-side advertising	11,841	—	11,841
Total cost of revenues	14,790	—	14,790
Gross profit	6,433	—	6,433

Operating expenses
Compensation, taxes and benefits	3,634	—	3,634
General and administrative	2,940	—	2,940
Total operating expenses	6,574	—	6,574
Loss from operations	(141)	—	(141)

Other income (expense)
Other income	50	—	50
Loss on redemption of non-participating preferred units	—	—	—
Loss on early termination of line of credit	(300)	—	(300)
Interest expense	(1,017)	—	(1,017)
Total other expense, net	(1,267)	—	(1,267)

Loss before taxes	(1,408)	—	(1,408)
Income tax (benefit)	(74)	—	(74)
Net loss	(1,334)	—	(1,334)

Net loss attributable to noncontrolling interest	—	(1,120)	(1,120)
Net loss attributable to Direct Digital Holdings, Inc.	$(1,334)	$1,120	$(214)

Net loss per common share:
Basic	$(0.09)	$0.02	$(0.07)
Diluted	$(0.09)	$0.02	$(0.07)

Weighted-average number of shares of common stock outstanding:
Basic	14,576	(11,675)	2,901
Diluted	14,576	(11,675)	2,901

(in thousands, except per share data)	For the Three Months Ended June 30,
	As Previously Reported	Restatement Adjustments	As Restated
Revenues
Buy-side advertising	$11,803	$—	$11,803
Sell-side advertising	23,601	—	23,601
Total revenues	35,404	—	35,404

Cost of revenues
Buy-side advertising	4,588	—	4,588
Sell-side advertising	20,743	—	20,743
Total cost of revenues	25,331	—	25,331
Gross profit	10,073	—	10,073

Operating expenses
Compensation, taxes and benefits	4,553	—	4,553
General and administrative	3,265	—	3,265
Total operating expenses	7,818	—	7,818
Income from operations	2,255	—	2,255

Other income (expense)
Other income	42	—	42
Loss on redemption of non-participating preferred units	—	—	—
Loss on early termination of line of credit	—	—	—
Interest expense	(1,028)	—	(1,028)
Total other expense, net	(986)	—	(986)

Income before taxes	1,269	—	1,269
Income tax expense	74	—	74
Net income	1,195	—	1,195

Net income attributable to noncontrolling interest	—	1,003	1,003
Net income attributable to Direct Digital Holdings, Inc.	$1,195	$(1,003)	$192

Net income per common share:
Basic	$0.08	$(0.05)	$0.03
Diluted	$0.08	$(0.05)	$0.03

Weighted-average number of shares of common stock outstanding:
Basic	14,773	(11,851)	2,922
Diluted	14,834	(11,721)	3,113

(in thousands, except per share data)	For the Three Months Ended September 30,
	As Previously Reported	Restatement Adjustments	As Restated
Revenues
Buy-side advertising	$7,850	$—	$7,850
Sell-side advertising	51,622	—	51,622
Total revenues	59,472	—	59,472

Cost of revenues
Buy-side advertising	3,113	—	3,113
Sell-side advertising	44,606	—	44,606
Total cost of revenues	47,719	—	47,719
Gross profit	11,753	—	11,753

Operating expenses
Compensation, taxes and benefits	4,747	—	4,747
General and administrative	2,512	—	2,512
Total operating expenses	7,259	—	7,259
Income from operations	4,494	—	4,494

Other income (expense)
Other income	83	—	83
Loss on redemption of non-participating preferred units	—	—	—
Loss on early termination of line of credit	—	—	—
Interest expense	(1,060)	—	(1,060)
Total other expense, net	(977)	—	(977)

Income before income taxes	3,517	—	3,517
Income tax expense	166	—	166
Net income	3,351	—	3,351

Net income attributable to noncontrolling interest	—	2,780	2,780
Net income attributable to Direct Digital Holdings, Inc.	$3,351	$(2,780)	$571

Net income per share:
Basic	$0.23	$(0.14)	$0.09
Diluted	$0.23	$(0.14)	$0.09

Weighted-average number of shares of common stock outstanding:
Basic	14,268	(11,278)	2,990
Diluted	14,827	(11,783)	3,044

(in thousands, except per share data)	For the Six Months Ended June 30,
	As Previously Reported	Restatement Adjustments	As Restated
Revenues
Buy-side advertising	$19,243	$—	$19,243
Sell-side advertising	37,384	—	37,384
Total revenues	56,627	—	56,627

Cost of revenues
Buy-side advertising	7,537	—	7,537
Sell-side advertising	32,584	—	32,584
Total cost of revenues	40,121	—	40,121
Gross profit	16,506	—	16,506
Operating expenses
Compensation, taxes and benefits	8,187	—	8,187
General and administrative	6,205	—	6,205
Total operating expenses	14,392	—	14,392
Income from operations	2,114	—	2,114

Other income (expense)
Other income	92	—	92
Loss on redemption of non-participating preferred units	—	—	—
Loss on early termination of line of credit	(300)	—	(300)
Interest expense	(2,045)	—	(2,045)
Total other expense, net	(2,253)	—	(2,253)

Loss before taxes	(139)	—	(139)
Income tax expense	—	—	—
Net loss	(139)	—	(139)

Net loss attributable to noncontrolling interest	—	(117)	(117)
Net loss attributable to Direct Digital Holdings, Inc.	$(139)	$117	$(22)

Net loss per common share:
Basic	$(0.01)	$0.00	$(0.01)
Diluted	$(0.01)	$0.00	$(0.01)

Weighted-average number of shares of common stock outstanding:
Basic	14,676	(11,764)	2,912
Diluted	14,676	(11,764)	2,912

(in thousands, except per share data)	For the Nine Months Ended September 30,
	As Previously Reported	Restatement Adjustments	As Restated
Revenues
Buy-side advertising	$27,093	$—	$27,093
Sell-side advertising	89,006	—	89,006
Total revenues	116,099	—	116,099

Cost of revenues
Buy-side advertising	10,650	—	10,650
Sell-side advertising	77,190	—	77,190
Total cost of revenues	87,840	—	87,840
Gross profit	28,259	—	28,259
Operating expenses
Compensation, taxes and benefits	12,934	—	12,934
General and administrative	8,718	—	8,718
Total operating expenses	21,652	—	21,652
Income from operations	6,607	—	6,607

Other income (expense)
Other income	175	—	175
Loss on early termination of line of credit	(300)	—	(300)
Loss on redemption of non-participating preferred units	—	—	—
Interest expense	(3,104)	—	(3,104)
Total other expense, net	(3,229)	—	(3,229)

Income before income taxes	3,378	—	3,378
Income tax expense	166	—	166
Net income	3,212	—	3,212

Net income attributable to noncontrolling interest	—	2,663	2,663
Net income attributable to Direct Digital Holdings, Inc.	$3,212	$(2,663)	$549

Net income per share:
Basic	$0.23	$(0.14)	$0.09
Diluted	$0.22	$(0.13)	$0.09

Weighted-average number of shares of common stock outstanding:
Basic	14,216	-11,278	2,938
Diluted	14,818	-11,738	3,080

(in thousands, except per share data)	Common Stock				APIC	Accumulated Deficit	Noncontrolling Interest	Stockholders’ Equity
	Class A		Class B
As Previously Reported	Units	Amount	Units	Amount
Balance, December 31, 2022	3,252,764	$3	11,278,000	$11	$8,224	$(3,643)	$—	$4,595
Stock-based compensation	—	—	—	—	94	—	—	94
Issuance of restricted stock	236,754	—	—	—	—	—	—	—
Restricted stock forfeitures	(400)	—	—	—	—	—	—	—
Warrants exercised	2,200	—	—	—	12	—	—	12
Net loss	—	—	—	—	—	(1,334)	—	(1,334)
Balance, March 31, 2023	3,491,318	$3	11,278,000	$11	$8,330	$(4,977)	$—	$3,367
Adjustments
Balance, December 31, 2022	(352,764)	$—	—	$—	$(5,613)	$3,299	$3,314	$1,000
Issuance of restricted stock	(236,754)	—	—	—	—	—	—	—
Restricted stock forfeitures	400	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	1,120	(1,120)	—
Total Adjustments	(589,118)	$—	—	$—	$(5,613)	$4,419	$2,194	$1,000
As Restated
Balance, December 31, 2022	2,900,000	$3	11,278,000	$11	$2,611	$(344)	$3,314	$5,595
Stock-based compensation	—	—	—	—	94	—	—	94
Warrants exercised	2,200	—	—	—	12	—	—	12
Net loss	—	—	—	—	—	(214)	(1,120)	(1,334)
Balance, March 31, 2023 - As Restated	2,902,200	$3	11,278,000	$11	$2,717	$(558)	$2,194	$4,367

(in thousands, except per share data)	Common Stock				APIC	Accumulated Deficit	Noncontrolling Interest	Stockholders’ Equity
	Class A		Class B
As Previously Reported	Units	Amount	Units	Amount
Balance, March 31, 2023	3,491,318	$3	11,278,000	$11	$8,330	$(4,977)	$—	$3,367
Stock-based compensation	—	—	—	—	210	—	—	210
Issuance of restricted stock net of shares withheld for vested awards	54,277	—	—	—	—	—	—	—
Restricted stock forfeitures	(25,815)	—	—	—	—	—	—	—
Distributions to members	—	—	—	—	—	(752)	—	(752)
Net income	—	—	—	—	—	1,195	—	1,195
Balance, June 30, 2023	3,519,780	$3	11,278,000	$11	$8,540	$(4,534)	$—	$4,020
Adjustments
Balance, March 31, 2023	(589,118)	—	—	—	(5,613)	4,419	2,194	1,000
Issuance of restricted stock net of shares withheld for vested awards	(54,277)	—	—	—	—	—	—	—
Restricted stock forfeitures	25,815	—	—	—	—	—	—	—
Issuance related to vesting of restricted stock units, net of tax withholdings	86,716	—	—	—	—	—	—	—
Distributions to members	—	—	—	—	—	752	(752)	—
Net income	—	—	—	—	—	(1,003)	1,003	—
Total Adjustments	(530,864)	$—	—	$—	$(5,613)	$4,168	$2,445	$1,000
As Restated
Balance, March 31, 2023	2,902,200	$3	11,278,000	$11	$2,717	$(558)	$2,194	$4,367
Stock-based compensation	—	—	—	—	210	—	—	210
Issuance related to vesting of restricted stock units, net of tax withholdings	86,716	—	—	—	—	—	—	—
Distributions to holders of LLC Units	—	—	—	—	—	—	(752)	(752)
Net income	—	—	—	—	—	192	1,003	1,195
Balance, June 30, 2023 - As Restated	2,988,916	$3	11,278,000	$11	$2,927	$(366)	$2,445	$5,020

(in thousands, except per share data)	Common Stock				APIC	Accumulated Deficit	Noncontrolling Interest	Stockholders’ Equity
	Class A		Class B
As Previously Reported	Units	Amount	Units	Amount
Balance, June 30, 2023	2,988,916	$3	11,278,000	$11	$8,540	$(4,534)	$—	$4,020
Stock-based compensation	—	—	—	—	242	—	—	242
Issuance related to vesting of restricted stock units, net of tax withholdings	2,743	—	—	—	—	—	—	—
Stock options exercised	133	—	—	—	—	—	—	—
Distributions to members	—	—	—	—	—	(1,216)	—	(1,216)
Net income	—	—	—	—	—	3,351	—	3,351
Balance, September 30, 2023	2,991,792	$3	11,278,000	$11	$8,782	$(2,399)	$—	$6,397
Adjustments
Balance, June 30, 2023	—	—	—	—	(5,613)	4,168	2,445	1,000
Acquisition and redemption of warrants including expenses	—	—	—	—	(3,540)	—	—	(3,540)
Distributions to members	—	—	—	—	—	1,216	(1,216)	—
Net income	—	—	—	—	—	(2,780)	2,780	—
Total Adjustments	—	$—	—	$—	$(9,153)	$2,604	$4,009	$(2,540)
As Restated
Balance, June 30, 2023	2,988,916	$3	11,278,000	$11	$2,927	$(366)	$2,445	$5,020
Stock-based compensation	—	—	—	—	242	—	—	242
Issuance related to vesting of restricted stock units, net of tax withholdings	2,743	—	—	—	—	—	—	—
Acquisition and redemption of warrants including expenses	—	—	—	—	(3,540)	—	—	(3,540)
Stock options exercised	133	—	—	—	—	—	—	—
Distributions to holders of LLC Units	—	—	—	—	—	—	(1,216)	(1,216)
Net income	—	—	—	—	—	571	2,780	3,351
Balance, September 30, 2023 - As Restated	2,991,792	$3	11,278,000	$11	$(371)	$205	$4,009	$3,857

(in thousands, except per share data)	Common Stock				APIC	Accumulated Deficit	Noncontrolling Interest	Stockholders’ Equity
	Class A		Class B
As Previously Reported	Units	Amount	Units	Amount
Balance, December 31, 2022	3,252,764	$3	11,278,000	$11	$8,224	$(3,643)	$—	$4,595
Stock-based compensation	—	—	—	—	304	—	—	304
Issuance of restricted stock net of shares withheld for vested awards	291,031	—	—	—	—	—	—	—
Restricted stock forfeitures	(26,215)	—	—	—	—	—	—	—
Warrants exercised	2,200	—	—	—	12	—	—	12
Distributions to members	—	—	—	—	—	(752)	—	(752)
Net loss	—	—	—	—	—	(139)	—	(139)
Balance, June 30, 2023	3,519,780	$3	11,278,000	$11	$8,540	$(4,534)	$—	$4,020
Adjustments
Balance, December 31, 2022	(352,764)	—	—	—	(5,613)	3,299	3,314	1,000
Issuance of restricted stock net of shares withheld for vested awards	(291,031)	—	—	—	—	—	—	—
Restricted stock forfeitures	26,215	—	—	—	—	—	—	—
Issuance related to vesting of restricted stock units, net of tax withholdings	86,716	—	—	—	—	—	—	—
Distributions to members	—	—	—	—	—	752	(753)	—
Net loss	—	—	—	—	—	117	(117)	—
Total Adjustments	(530,864)	$—	—	$—	$(5,613)	$4,168	$2,445	$1,000
As Restated
Balance, December 31, 2022	2,900,000	$3	11,278,000	$11	$2,611	$(344)	$3,314	$5,595
Stock-based compensation	—	—	—	—	304	—	—	304
Warrants exercised	2,200	—	—	—	12	—	—	12
Issuance related to vesting of restricted stock units, net of tax withholdings	86,716	—	—	—	—	—	—	—
Distributions to holders of LLC Units	—	—	—	—	—	—	(752)	(752)
Net loss	—	—	—	—	—	(22)	(117)	(139)
Balance, June 30, 2023 - As Restated	2,988,916	$3	11,278,000	$11	$2,927	$(366)	$2,445	$5,020

(in thousands, except per share data)	Common Stock				APIC	Accumulated Deficit	Noncontrolling Interest	Stockholders’ Equity
	Class A		Class B
As Previously Reported	Units	Amount	Units	Amount
Balance, December 31, 2022	2,900,000	$3	11,278,000	$11	$8,224	$(3,643)	$—	$4,595
Stock-based compensation	—	—	—	—	546	—	—	546
Issuance related to vesting of restricted stock units, net of tax withholdings	89,459	—	—	—	—	—	—	—
Warrants exercised	2,200	—	—	—	12	—	—	12
Stock options exercised	133	—	—	—	—	—	—	—
Distributions to members	—	—	—	—	—	(1,968)	—	(1,968)
Net income	—	—	—	—	—	3,212	—	3,212
Balance, September 30, 2023	2,991,792	$3	11,278,000	$11	$8,782	$(2,399)	$—	$6,397
Adjustments
Balance, December 31, 2022	—	—	—	—	(5,613)	3,299	3,314	1,000
Acquisition and redemption of warrants including expenses	—	—	—	—	(3,540)	—	—	(3,540)
Distributions to members	—	—	—	—	—	1,968	(1,968)	—
Net income	—	—	—	—	—	(2,663)	2,663	—
Total Adjustments	—	$—	—	$—	$(9,153)	$2,604	$4,009	$(2,540)
As Restated
Balance, December 31, 2022	2,900,000	$3	11,278,000	$11	$2,611	$(344)	$3,314	$5,595
Stock-based compensation	—	—	—	—	546	—	—	546
Issuance related to vesting of restricted stock units, net of tax withholdings	89,459	—	—	—	—	—	—	—
Acquisition and redemption of warrants including expenses	2,200	—	—	—	12	—	—	12
Warrant redemption	—	—	—	—	(3,540)	—	—	(3,540)
Stock options exercised	133	—	—	—	—	—	—	—
Distributions to holders of LLC Units	—	—	—	—	—	—	(1,968)	(1,968)
Net income	—	—	—	—	—	549	2,663	3,212
Balance, September 30, 2023 As Restated	2,991,792	$3	11,278,000	$11	$(371)	$205	$4,009	$3,857

(in thousands)	For the Three Months Ended March 31, 2023
	As Previously Reported	Immaterial Revisions	As Revised
Cash Flows Provided By Operating Activities:
Net loss	$(1,334)	$—	$(1,334)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred financing costs	136	—	136
Amortization of intangible assets	489	—	489
Reduction in carrying amount of right-of-use assets	42	—	42
Depreciation and amortization of property, equipment and software	57	—	57
Stock-based compensation	94	—	94
Deferred income taxes	(74)	—	(74)
Payment on tax receivable agreement	(46)	46	—
Loss on early termination of line of credit	300	—	300
Changes in operating assets and liabilities:
Accounts receivable	7,304	—	7,304
Prepaid expenses and other assets	(242)	—	(242)
Accounts payable	(3,909)	—	(3,909)
Accrued liabilities and TRA payable	(40)	(110)	(150)
Income taxes payable	8	—	8
Deferred revenues	403	—	403
Operating lease liability	(24)	—	(24)
Net cash provided by operating activities	3,164	(64)	3,100

Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(48)	—	(48)
Net cash used in investing activities	(48)	—	(48)

Cash Flows Used In Financing Activities:
Payments on term loan	(164)	—	(164)
Payments of litigation settlement	(64)	64	—
Payment of deferred financing costs	(228)	—	(228)
Proceeds from warrants exercised	12	—	12
Net cash used in financing activities	(444)	64	(380)

Net increase in cash and cash equivalents	2,672	—	2,672
Cash and cash equivalents, beginning of the period	4,047	—	4,047
Cash and cash equivalents, end of the period	$6,719	$—	$6,719

Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	$879	$—	$879

(in thousands)	For the Six Months Ended June 30, 2023
	As Previously Reported	Immaterial Revisions	As Revised
Cash Flows Provided By Operating Activities:
Net loss	$(139)	$—	$(139)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred financing costs	272	—	272
Amortization of intangible assets	977	—	977
Reduction in carrying amount of right-of-use assets	85	—	85
Depreciation and amortization of property, equipment and software	121	—	121
Stock-based compensation	304	—	304
Deferred income taxes	(6)	—	(6)
Payment on tax receivable agreement	(46)	46	—
Loss on early termination of line of credit	300	—	300
Bad debt expense	52	—	52
Changes in operating assets and liabilities:
Accounts receivable	(3,326)	—	(3,326)
Prepaid expenses and other assets	(257)	—	(257)
Accounts payable	5,662	—	5,662
Accrued liabilities and TRA payable	(769)	(175)	(944)
Income taxes payable	(152)	—	(152)
Deferred revenues	404	—	404
Operating lease liability	(48)	—	(48)
Related party payable	(251)	—	(251)
Net cash provided by operating activities	3,183	(129)	3,054

Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(137)	—	(137)
Net cash used in investing activities	(137)	—	(137)

Cash Flows Used In Financing Activities:
Payments on term loan	(328)	—	(328)
Payments of litigation settlement	(129)	129	—
Payment of deferred financing costs	(228)	—	(228)
Proceeds from warrants exercised	12	—	12
Distributions to holders of LLC Units	(752)	—	(752)
Net cash used in financing activities	(1,425)	129	(1,296)

Net increase in cash and cash equivalents	1,621	—	1,621
Cash and cash equivalents, beginning of the period	4,047	—	4,047
Cash and cash equivalents, end of the period	$5,668	$—	$5,668

Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes	$349	$—	$349
Cash paid for interest	$1,769	$—	$1,769

(in thousands)	For the Nine Months Ended September 30, 2023
	As Previously Reported	Restatement Adjustments	As Restated	Immaterial Revisions	As Revised
Cash Flows Provided By Operating Activities:
Net income	$3,212	$—	$3,212	$—	$3,212
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	435	—	435	—	435
Amortization of intangible assets	1,465	—	1,465	—	1,465
Reduction in carrying amount of right-of-use assets	124	—	124	—	124
Depreciation and amortization of property, equipment and software	185	—	185	—	185
Stock-based compensation	546	—	546	—	546
Deferred income taxes	82	—	82	—	82
Payment on tax receivable agreement	(46)	—	(46)	46	—
Loss on early termination of line of credit	300	—	300	—	300
Bad debt expense	98	—	98	—	98
Changes in operating assets and liabilities:
Accounts receivable	(28,381)	—	(28,381)	—	(28,381)
Prepaid expenses and other assets	(524)	—	(524)	—	(524)
Accounts payable	27,326	—	27,326	—	27,326
Accrued liabilities and TRA payable	(513)	—	(513)	(240)	(753)
Income taxes payable	(61)	—	(61)	—	(61)
Deferred revenues	497	—	497	—	497
Operating lease liability	(70)	—	(70)	—	(70)
Net cash provided by operating activities	4,675	—	4,675	(194)	4,481

Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(137)	—	(137)	—	(137)
Net cash used in investing activities	(137)	—	(137)	—	(137)

Cash Flows Used In Financing Activities:
Payments on term loan	(491)	—	(491)	—	(491)
Payments of litigation settlement	(194)	—	(194)	194	—
Payment of deferred financing costs	(442)	—	(442)	—	(442)
Proceeds from warrants exercised	12	—	12	—	12
Distributions to members	(1,988)	—	(1,988)	—	(1,988)
Net cash used in financing activities	(3,103)	—	(3,103)	194	(2,909)

Net increase in cash and cash equivalents	1,435	—	1,435	—	1,435
Cash and cash equivalents, beginning of the period	4,047	—	4,047	—	4,047
Cash and cash equivalents, end of the period	$5,482	$—	$5,482	$—	$5,482

(in thousands)	For the Nine Months Ended September 30, 2023
	As Previously Reported	Restatement Adjustments	As Restated	Immaterial Revisions	As Revised

Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes	$349	$—	$349	$—	$349
Cash paid for interest	$2,667	$—	$2,667	$—	$2,667

Non-cash Financing Activities:
Accrual of warrant redemption liability	$—	$3,540	$3,540	$—	$3,540
Issuance related to vesting of restricted stock units, net of tax withholdings	$90	$—	$90	$—	$90